Leases - Schedule of Lease Cost (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Operating lease cost
Lease expenses	$ 757,094	$ 478,663
Finance lease cost
Amortization of leased asset	51,035	56,246
Interest on lease liabilities	4,196	6,137
Total lease expenses	$ 812,325	$ 541,046
Weighted-average remaining term
Weighted-average remaining term operating lease	2 years 7 months 6 days		1 year 1 month 6 days
Weighted-average remaining term finance leases	3 years 2 months 12 days		3 years 6 months
Weighted-average discount rate
Weighted-average discount rate operating lease	5.60%		4.70%
Weighted-average discount rate finance leases	4.60%		4.60%